GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS	12 Months Ended
Dec. 31, 2014
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS

10.	GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS

Gain on sale of assets and amortization of deferred gains in each of the three years ended December 31, may be summarized as follows;

(in thousands of $)	2014	2013	2012
Net gain on lease terminations	40,382	21,237	21,806
Net loss on sale of vessels	(15,762)	—	(2,109)
Amortization of deferred gains	—	2,321	15,062
	24,620	23,558	34,759